Net Income Attributable to Non-Controlling Interests - Summary of Trends in Net Income Attributable to Non-Controlling Interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 104	€ 121	[1]	€ 91	[1]
BMS [member]
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	83	84		86
Other investments [member]
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 21	€ 37		€ 5

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).